Operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total operating lease, right of use asset	$ 10,561	$ 1,232
Current portion of operating lease obligations	6,358	273
Non-current portion of operating lease obligations	3,969	722
Present value of lease liabilities	10,327	995
Total foreign exchange gain / (loss) on operating leases	(2)	72	$ (109)
Time charters [Member]
Total operating lease, right of use asset	9,568
Current portion of operating lease obligations	6,076
Non-current portion of operating lease obligations	3,492
Office Space [Member]
Total operating lease, right of use asset	993	1,232
Current portion of operating lease obligations	282	273
Non-current portion of operating lease obligations	$ 477	$ 722